Note 23 - Business Acquisitions (Details) - Unaudited Proforma Results of Operations for PEC (USD $)	12 Months Ended
Dec. 31, 2013
Unaudited Proforma Results of Operations for PEC [Abstract]
Net revenue	$ 10,644,213
Net income (loss) before taxes	$ (2,365,978)